Securities at amortised cost (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial assets [abstract]
Summary of securities at amortised costs
Exposure to debt securities
in EUR million 2021 2020
Debt securities at fair value through other comprehensive income 27,340 32,977
Debt securities at amortised cost 48,319 50,587
Debt securities at fair value through other comprehensive income and amortised cost 75,659 83,564
Trading assets 5,319
5,183
Debt securities at fair value through profit or loss 6,658
4,331 1
Total debt securities at fair

value through profit or loss
11,976
9,514
87,635 93,078

Debt securities by type and balance sheet lines
Debt securities by type of exposure
Debt Securities
at FVPL
Debt Securities
at FVOCI
Debt Securities
at AC Total
in EUR million
2021 2020 2021 2020 2021 2020 2021 2020
Government bonds
48 48 16,271 22,448 26,588 26,801 42,908 49,296
Sub-sovereign, Supranationals
and Agencies
3,115 2,331 7,587 7,510 13,752 14,858 24,454 24,699
Covered bonds
1,729 1,821 5,063 5,965 6,792 7,786
Corporate bonds
778 26 156 207 90 131 1,024 364
Financial institutions' bonds
1,993 1,199 1 798 523 1,932 1,956 4,724 3,679
ABS portfolio
723 726 810 480 913 894 2,445 2,100
6,658 4,331 27,352 32,990 48,338 50,604 82,347 87,924
Loan loss provisions
-12 -12 -19 -17 -31 -29
Debt securities portfolio
6,658 4,331 27,340 32,977 48,319 50,587 82,316 87,895
1 The prior period has been updated to improve consistency and comparability of exposure to debt securities.